Dividends	12 Months Ended
Dec. 31, 2024
Final Dividends Abstract
Dividends

26. Dividends

	Year ended December 31,
	2024	2023
	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	59
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Cash dividends on preferred shares declared and paid:
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	6	6
	264	263

2024

On February 20, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 27, 2024 to shareholders of record on March 13, 2024. On February 20, 2024, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on March 27, 2024.

On April 23, 2024, the Board approved an interim dividend cash $0.10 per ordinary share. The interim dividend of $60 million was paid on June 26, 2024 to shareholders of record on June 12, 2024. On April 23, 2024, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on June 26, 2024.

On July 23, 2024, the Board approved an interim dividend cash $0.10 per ordinary share. The interim dividend of $60 million was paid on September 26, 2024 to shareholders of record on September 12, 2024. On July 23, 2024, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on September 26, 2024.

On October 22, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on December 19, 2024 to shareholders of record on December 5, 2024. On October 22, 2024, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on December 19, 2024.

2023

On February 21, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 28, 2023 to shareholders of record on March 14, 2023. On February 21, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on March 28, 2023.

On April 25, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $59 million was paid on June 28, 2023 to shareholders of record on June 14, 2023. On April 25, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on June 28, 2023.

On July 25, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on September 28, 2023 to shareholders of record on September 14, 2023. On July 25, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on September 28, 2023.

On October 24, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on December 20, 2023 to shareholders of record on December 6, 2023. On October 24, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on December 20, 2023.